Note 13 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of
	Shares	Amount

Balance, January 1, 2017	259,333,853	$103,357,862
Funds from the exercise of stock options	685,000	123,528
Fair value of stock options exercised	-	134,831

Balance, December 31, 2017	260,018,853	103,616,221
Common shares issued on public offering	25,090,700	10,663,548
Share issue costs	-	(1,131,990)
Fair value of warrants issued on public offering	-	(2,286,426)
Fair value of compensation options issued to brokers	-	(479,204)
Funds from the exercise of stock options	372,250	87,974
Fair value of stock options exercised	-	82,330
Funds from the exercise of warrants and compensation warrants	2,600,500	1,028,471
Fair value of warrants and compensation warrants exercised	-	447,270

Balance, December 31, 2018	288,082,303	112,028,194
Funds from the exercise of stock options	281,250	60,028
Fair value of stock options exercised	-	55,950
Balance, December 31, 2019	288,363,553	$112,144,172